Derivatives And Hedging Activities (Volumes Of Outstanding Derivative Contracts) (Details)	Dec. 31, 2011
Derivative [Line Items]
Derivatives expiration, lower	2017
Derivatives expiration, higher	2022
Forwards And Swaps [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	500,375,394	[1],[2],[3]
Greater Than 1 Year but Less Than 3 Years	212,088,902	[1],[2],[3]
Greater Than 3 Years but Less Than 5 Years	6,080,000	[1],[2],[3]
Forwards And Swaps [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	4,718,568	[1]
Greater Than 1 Year but Less Than 3 Years	5,206,512	[1]
Greater Than 3 Years but Less Than 5 Years	2,142,024	[1]
Greater Than 5 Years	3,754,872	[1],[4]
Options [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	257,766,990	[1],[2],[3]
Greater Than 1 Year but Less Than 3 Years	336,543,013	[1],[2],[3]
Options [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	1,248,000	[1]
Greater Than 1 Year but Less Than 3 Years	132,048	[1]
Greater Than 3 Years but Less Than 5 Years	264,348	[1]
Greater Than 5 Years	264,096	[1],[4]
Congestion Revenue Rights [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	84,247,502	[1]
Greater Than 1 Year but Less Than 3 Years	72,882,246	[1]
Greater Than 3 Years but Less Than 5 Years	72,949,250	[1]
Greater Than 5 Years	61,673,535	[1],[4]

[1]	Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each time period.
[2]	Amounts shown are for the combined positions of the electric fuels and core gas portfolios.
[3]	Million British Thermal Units.
[4]	Derivatives in this category expire between 2017 and 2022.